Risk Management and Financial Instruments (Details) - Schedule of Fair Value of Assets and Liabilities Through Profit or Loss - Market approach [member] - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Financial assets
Financial investments	$ 2,782,219	$ 2,642,258
National treasury bills	107,787	210,716
Derivative assets	91,701	169,736
Financial liabilities
Derivative liabilities	140,375	144,251
Level 1 [Member]
Financial assets
Financial investments		206,650
National treasury bills	107,787	210,716
Derivative assets
Financial liabilities
Derivative liabilities
Level 2 [Member]
Financial assets
Financial investments	2,782,219	2,435,608
National treasury bills
Derivative assets	91,701	169,736
Financial liabilities
Derivative liabilities	$ 140,375	$ 144,251